COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES.
Summary of operating lease commitments

Year Ending December 31,	Amount(1)
(in thousands)
2017	$13,407
2018	11,976
2019	7,297
2020	7,269
2021	7,145
Thereafter	37,661
Total	$84,755
(1)

The Company’s operating lease commitments under non‑cancelable lease terms as of December 31, 2016 include $40.3 million of lease payments related to facilities that are included within the accrual for exit and disposal activities. Refer to Note 4—Exit and Disposal Activities for further discussion.